Summary of Significant Accounting Policies - Additional Information (Details)					12 Months Ended
	Sep. 14, 2018 USD ($)	Sep. 14, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 USD ($) Customer Segment $ / ¥	Dec. 31, 2018 CNY (¥) Customer Segment	Dec. 31, 2017 USD ($) Customer $ / ¥	Dec. 31, 2016 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥) $ / ¥
Summary Of Accounting Policies [Line Items]
Exchange rates used for translation | $ / ¥					6.8632		6.5342	6.9370	6.8632
Number of customers accounted for more than 10% of net revenues | Customer					0	0	0
Assets measured at fair value					$ 445,000		$ 1,514,000	$ 1,514,000
Impairment of long-lived assets					0		0	0
Cumulative effect of retained earnings, net of tax			$ 5,000,000	¥ 33,000,000	5,047,000
Discretionary payment					4,605,000		4,576,000
Advertising expense					$ 1,303,000		828,000	$ 1,460,000
Number of reportable segments | Segment					1	1
Accounting Standards Update 2016-08
Summary Of Accounting Policies [Line Items]
Consumption loan					$ 5,000,000
Safeguard Program
Summary Of Accounting Policies [Line Items]
Minimum loan delinquent period					180 days	180 days
Maximum potential amount payable to lenders							$ 20,038,000
Guarantor obligations, term					22 months, 20 months as of December 31, 2016, 2017.	22 months, 20 months as of December 31, 2016, 2017.
Guarantor obligation period							20 months	22 months
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term					7 days	7 days
Minimum [Member] | Safeguard Program | Repayments Rate
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments					1				1
Maximum
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term					3 years	3 years
Maximum | Consumption Loans
Summary Of Accounting Policies [Line Items]
Short-term loans period					3 months	3 months
Loan principal amount					$ 74				¥ 506
Maximum | Safeguard Program | Repayments Rate
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments					2				2
Fair Value Measurements Non-recurring
Summary Of Accounting Policies [Line Items]
Assets measured at fair value					$ 0		$ 0
Fair Value, Inputs, Level 3
Summary Of Accounting Policies [Line Items]
Fair value classified amount					445,000		$ 1,514,000
Yunnan Trust Loan Aid Program
Summary Of Accounting Policies [Line Items]
Converted average exchange rate	6.6987	6.6987
Converted average exchange year end rate	6.8632	6.8632
Amount of fund raised	$ 11,000,000	¥ 74,000,000
Estimated risk loss rate	4.90%	4.90%
Amount of loans receivable after consolidation					8,200,000	¥ 56,200,000
Amount of interest payable after consolidation					$ 200,000	¥ 1,700,000
Zhonghe win win Asset Management Co., Ltd | Yunnan Trust Loan Aid Program | Junior Tranche
Summary Of Accounting Policies [Line Items]
Amount of fund raised	$ 3,300,000	¥ 22,200,000
Yunnan Trust | Yunnan Trust Loan Aid Program
Summary Of Accounting Policies [Line Items]
Amount of fund raised	$ 7,700,000	¥ 51,800,000
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Summary Of Accounting Policies [Line Items]
Direct owned percentage					30.00%				30.00%
Indirect owned percentage					70.00%				70.00%
Percentage of ownership					100.00%	100.00%
Qianhai Shuliang (Shenzhen) Technology Co., Ltd.
Summary Of Accounting Policies [Line Items]
Percentage of ownership					100.00%	100.00%